Summary of Activity of Reserves in Inventory (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Line Items]
Balance, beginning of period	$ 14,146	$ 12,853	$ 12,853	$ 13,063	$ 17,798
Provision charged to cost of sales	4,440	5,812	7,706	6,596	7,462
Write-offs, net of recoveries	(1,854)	(3,539)	(6,413)	(6,806)	(12,197)
Balance, end of period	$ 16,732	$ 15,126	$ 14,146	$ 12,853	$ 13,063